COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2020
COMMITMENTS AND CONTINGENT LIABILITIES
Schedule of future minimum rental payments for operating leases

NOTE 5:-     LEASES  (Cont.)

As of June 30, 2020, Maturities of operating lease liabilities were as follows:

Unaudited
2020 (remainder of the year)	$4,348
2021	7,421
2022	7,366
2023	6,810
2024 and on	3,617

Total lease payments *)	$29,562

Less: imputed interest	$(1,371)
Present value of lease liabilities	$28,191